Net other income (expenses)	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [Abstract]
Net other income (expenses)
Net other income (expenses)

	For the year ended December 31,
(In $ million)	2019	2018	2017
Asset impairment charges, net of reversals	(101)	(240)	(44)
Gain (loss) on sale or disposal of businesses and non-current assets	(30)	8	(10)
Related party management fee (refer to note 21)	(27)	(27)	(29)
Unrealized gain (loss) on derivatives (refer to note 20)	13	(22)	1
Other	15	4	7
Net other income (expenses)	(130)	(277)	(75)

Asset impairment charges in the current year period include $67 million related to the remaining closures businesses as a result of dis-synergies associated with the sale of the North American and Japanese closures businesses. This impairment charge is primarily attributable to goodwill and certain property, plant and equipment. Refer to note 14 for further details.

Additionally, asset impairment charges in the current year period also include charges related to certain plant rationalizations at Graham Packaging.

Asset impairment charges for the year ended December 31, 2018 include a $206 million goodwill impairment charge recorded at Graham Packaging. Refer to note 14 for further details.